Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
ASU No. 2014-01
In January 2014, the FASB issued ASU No. 2014-01, Investments - Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects (a consensus of the FASB Emerging Issues Task Force). The ASU allows for use of the proportional amortization method for investments in qualified affordable housing projects, if certain conditions are met. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other tax benefits received and the net investment performance is recognized in the consolidated statements of comprehensive income as a component of income tax expense. The ASU provides for a practical expedient, which allows for amortization of the investment in proportion to only the tax credits if it produces a measurement that is substantially similar to the measurement that would result from using both tax credits and other tax benefits.
The ASU was effective for fiscal years and interim periods beginning after December 15, 2014. The Company adopted this guidance effective January 1, 2015, utilizing the practical expedient method. Amortization expense related to qualified affordable housing investments has been presented net of the income tax credits in "income tax expense" in the consolidated statements of comprehensive income. The standard was required to be applied retrospectively; therefore, prior periods have been restated in accordance with GAAP. The impact of the adoption of ASU 2014-01 was not material to the consolidated financial statements in current or prior periods.
ASU No. 2014-09 and 2015-14
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which implements a common revenue standard and clarifies the principles used for recognizing revenue. The amendments in the ASU clarify that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As part of that principle, the entity should identify the contract(s) with the customer, identify the performance obligation(s) of the contract, determine the transaction price, allocate that transaction price to the performance obligation(s) of the contract, and then recognize revenue when or as the entity satisfies the performance obligation(s).
In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers - Deferral of the Effective Date, which deferred the original effective date declared in ASU No. 2014-09 by one year. Accordingly, the amendments in ASU No. 2014-09 will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that annual reporting period. The amendments will be applied through the election of one of two retrospective methods. The Company is currently assessing the effect, but does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-02
In February 2015, the FASB issued ASU No. 2015-02, Consolidation - Amendments to the Consolidation Analysis, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments in the guidance: 1) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, 2) eliminate the presumption that a general partner should consolidate a limited partnership, 3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and 4) provide a scope exception from consolidation guidance for certain investment funds.
ASU No. 2015-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The guidance may be applied using a modified retrospective approach by recording a cumulative effect adjustment to equity as of the beginning of the fiscal year of adoption. The amendments may also be applied retrospectively. The Company does not believe the adoption of the ASU will have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-03
In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs, in an effort to comply with its simplification initiative to reduce complexity in accounting standards. ASU No. 2015-03 requires debt issuance costs related to a debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability. ASU No. 2015-03 does not affect recognition and measurement guidance for debt issuance costs.
ASU No. 2015-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The amendment will be applied retrospectively. The adoption of this ASU will not have a significant impact on the Company's consolidated financial statements.
ASU No. 2015-05
In April 2015, the FASB issued ASU No. 2015-05, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The determination of whether an arrangement contains a software license may impact the classification of the costs associated with the arrangement and the reporting period in which the costs are recognized as expense.
The amendments will be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. The Company has determined it will elect to adopt the amendments prospectively to all arrangements entered into or materially modified beginning January 1, 2016. The amendments will be applied prospectively on an individual arrangement basis and the impact to the Company’s consolidated financial statements will vary depending on the terms and conditions of the individual arrangement.
ASU No. 2015-16
In September 2015, the FASB issued ASU No. 2015-16, Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments. ASU No. 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current period earnings by line item that would have been have been recorded in previous reporting periods if the adjustment had been recognized as of the acquisition date.
ASU No. 2015-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The guidance must be applied prospectively for adjustments to provisional amounts that occur after the effective date of this update with earlier application permitted for financial statements that have not been issued. The Company adopted this guidance effective September 30, 2015. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.
ASU No. 2016-01
In January 2016, the FASB issued ASU No. 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments will not change the guidance for classifying and measuring investments in debt securities or loans; however, the significant amendments will include changes related to how entities measure certain equity investments, recognize changes in the fair value of financial liabilities measured under the fair value option that are attributable to instrument-specific credit risk, and disclose and present financial assets and liabilities on the Company’s consolidated financial statements.
Specifically, the aforementioned amendments will require measurement of equity investments at fair value, with changes recognized in net income, unless the investments qualify for the new practicability exception, the equity method of accounting, or consolidation. For financial liabilities measured using the fair value option, any change in fair value caused by a change in an entity’s own credit risk will be recognized separately in OCI, as opposed to earnings. The amendments will also require entities to present financial assets and financial liabilities separately, grouped by measurement category and form of financial asset in the statement of financial position or in the accompanying notes to the financial statements. Entities will also no longer have to disclose the methods and significant assumptions for financial instruments measured at amortized cost, but will be required to measure such instruments under the “exit price” notion for disclosure purposes.
ASU No. 2016-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. An entity will record a cumulative-effect adjustment to beginning retained earnings as of the beginning of the first reporting period in which the guidance is adopted, with two exceptions. The amendments related to equity investments without readily determinable fair values (including disclosure requirements) will be effective prospectively. The requirement to use the exit price notion to measure the fair value of financial instruments for disclosure purposes will also be applied prospectively. The Company is currently evaluating the impact of the ASU on the Company’s consolidated financial statements.